Leases (Schedule of Right-of-use Assets) (Details) - 6 months ended Jun. 30, 2023 € in Thousands, $ in Thousands	EUR (€)	USD ($)	[1]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	€ 30,020
Ending balance	30,603	$ 33,237
Cost [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	30,020
Additions	3,704
Depreciation for the period	(691)
Other	(1,629)
Effect of changes in exchange rates	(801)
Ending balance	30,603
Cost [member] | Gelderland [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	46
Additions	0
Depreciation for the period	(13)
Other	0
Effect of changes in exchange rates	0
Ending balance	33
Cost [member] | Italy [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	8,733
Additions	2,527
Depreciation for the period	(139)
Other	(1,629)
Effect of changes in exchange rates	0
Ending balance	9,492
Cost [member] | Spain [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	2,314
Additions	155
Depreciation for the period	(64)
Other	0
Effect of changes in exchange rates	0
Ending balance	2,405
Cost [member] | Talasol [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	7,183
Additions	867
Depreciation for the period	(227)
Other	0
Effect of changes in exchange rates	0
Ending balance	7,823
Cost [member] | Talmei Yosef [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	1,331
Additions	72
Depreciation for the period	(28)
Other	0
Effect of changes in exchange rates	(118)
Ending balance	1,257
Cost [member] | Pumped Storage [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	10,413
Additions	83
Depreciation for the period	(220)
Other	0
Effect of changes in exchange rates	(683)
Ending balance	€ 9,593

[1]	Convenience translation into US$ (exchange rate as at June 30, 2023: EUR 1 = US$ 1.086)